Lines of Credit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Total debt ratio [Member]
Actual Ratio	(2.9)	(4.2)
Required Ratio	4.0	4.50
Senior debt ratio [Member]
Actual Ratio	(0.7)	(1.5)
Required Ratio	1.5	1.75
Interest coverage ratio [Member]
Actual Ratio	(1.2)	(1.1)
Required Ratio	1.0	1.0